Finance Liabilities (Annual Lease Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Finance Liabilities [Abstract]
Year 1	$ 9,606
Year 2	10,012
Year 3	10,438
Year 4	10,916
Year 5	11,358
Year 6 and thereafter	76,360
Finance liabilities, total	$ 128,690	$ 133,337